WARRANT LIBILITY (Tables)	12 Months Ended
Dec. 31, 2017
WARRANT LIBILITY [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation

	As September 16,	As December 31,
	2015	2016
Stock price	$8.50	$3.20
Exercise price	$30.2	$30.2
Annual dividend yield	-%	-%
Time to maturity	1.7	0.7
Risk-free interest rate	0.93%	0.70%
Expected volatility	67.2%	42.9%